Employee Compensation Costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure Of Employee Compensation Costs Explanatory
8	EMPLOYEE COMPENSATION COSTS

	2020	2019	2018
	RMB	RMB	RMB
Wages, salaries and allowances	98,832	101,815	95,761
Social security costs	48,772	52,503	48,630

	147,604	154,318	144,391

Social security costs mainly represent contributions to plans for staff welfare organized by the PRC municipal and provincial governments and others including contributions to the retirement benefit plans (Note 33).